INVENTORY (Details Narrative) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
Inventories consumed for R&D activities	$ 1.0	$ 1.0
Inventory write down		$ 1.0